Payments, by Government - 12 months ended Dec. 31, 2023 - MXN ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 262,352,844	$ 260,882	$ 2,163,000	$ 76,526	$ 30,300	$ 264,883,552
Mexican Government [Member]
Total	262,352,844	260,882	2,163,000	76,526	30,300	264,883,552
MEXICO | Mexican Government [Member]
Total	$ 262,352,844	$ 260,882	$ 2,163,000	$ 76,526	$ 30,300	$ 264,883,552